Commitments and Contingencies	12 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
22.	Commitments and Contingencies

Employment Agreements

We are party to employment agreements with our executive officers and other employees of the Company and our subsidiaries which contain, among other terms, provisions relating to severance and notice requirements. In addition, we are party to severance agreements with former executive officers of the Company.

Separation Agreements

In September 2017, the Company entered into separation agreements with two of its executive officers, its Chief Operating Officer, David G. Wilson, and its Chief Legal Officer, Steven Holmes.

Under the terms of Mr. Wilson’s separation, consistent with his employment agreement, and applicable UK employment laws, he will receive 12 months’ salary and car allowance in the lump sum aggregate amount of £280,000 (approximately $375,000), as well as certain redundancy-related amounts totaling £50,500 (approximately $68,000) and certain benefits extensions. In addition, in lieu of receiving a bonus under the Company’s management bonus program for the Company’s fiscal year ending September 30, 2017, he will receive a payment of £191,000 (approximately $256,000) and he will receive the amount of £180,000 (approximately $241,000) over a six-month period in consideration for the cancellation of an award of RSUs he previously received upon the completion of the Merger.

Under the terms of Mr. Holmes’ separation, consistent with his employment agreement, and applicable UK employment laws, he will receive 12 months’ salary and car allowance in the lump sum aggregate amount of £176,500 (approximately $237,000), as well as certain redundancy-related amounts totaling £54,600 (approximately $73,000) and certain benefits extensions. In addition, in lieu of receiving a bonus under the Company’s management bonus program for the Company’s fiscal year ending September 30, 2017, he will receive a payment of £121,800 (approximately $163,000) and he will receive the amount of £100,000 (approximately $134,000) over a six-month period in consideration for the cancellation of an award of RSUs he previously received upon the completion of the Merger.

Legal Matters

From time to time, the Company is involved in legal matters arising in the ordinary course of business. While the Company believes that such matters are currently not material, there can be no assurance that matters arising in the ordinary course of business for which the Company is, or could be, involved in litigation, will not have an adverse effect on its business, financial condition or results of operations.

We settled a claim in June 2017 which had been filed in the High Court in London, on December 22, 2015, by the Performing Rights Society relating to the alleged infringement of copyrighted material of the Performing Rights Society’s members in certain games on Fixed Odds Betting Terminals in UK Licensed Betting Offices. In June, the Performing Rights Society and the UK bookmaker defendants (who had formed a joint defense group) reached a settlement of these claims; the cost to the Company in excess of the insured amount was £250 ($321).

On June 30, 2017, Martin E. Schloss, the former Executive Vice President, General Counsel and Secretary of the Company, filed a lawsuit in the Supreme Court of the State of New York, County of New York, naming as defendants the Company and A. Lorne Weil, alleging a breach by Mr. Weil of a purported oral contract to name Mr. Schloss as general counsel of the entity surviving any initial business combination effected by the Company, and asserting unjust enrichment claims against Mr. Weil and the Company and quantum meruit claims against the Company to receive additional compensation for Mr. Schloss’s past services to the Company prior to its initial business combination, seeking unspecified damages in an amount allegedly expected by the plaintiff to be no less than $1 million. The Company believes that any damages if Mr. Schloss were to prevail would not be material to the Company, and is contesting the matter vigorously.